Non-controlling Interest in GasLog Partners - Allocation of GasLog Partners' Profit (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Allocation of GasLog Partners' profit
Profit for the period	$ 14,212	$ 6,904	$ 56,753	$ 30,296
Profit/(loss) for the period available to owners of the Group	(3,620)	(7,515)	15,684	1,237
Profit for the period allocated to non-controlling interests	17,832	14,419	41,069	29,059
GasLog Partners LP
Allocation of GasLog Partners' profit
Profit for the period	22,901	19,358	54,903	40,380
Profit/(loss) for the period available to owners of the Group	5,069	4,939	13,834	11,321
Profit for the period allocated to non-controlling interests	17,832	14,419	41,069	29,059
GasLog Partners LP | Common units
Allocation of GasLog Partners' profit
Profit for the period	17,095	17,349	41,152	32,073
GasLog Partners LP | Subordinated units
Allocation of GasLog Partners' profit
Profit for the period				5,085
GasLog Partners LP | General partner units
Allocation of GasLog Partners' profit
Profit for the period	349	357	888	777
GasLog Partners LP | Incentive distribution rights ("IDRs")
Allocation of GasLog Partners' profit
Profit for the period		103	2,368	896
GasLog Partners LP | Paid and accrued preference equity distributions
Allocation of GasLog Partners' profit
Profit for the period	$ 5,457	$ 1,549	$ 10,495	$ 1,549